Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Investment in real estate assets:
Land	$ 33,775,775	$ 0
Buildings and improvements, less accumulated depreciation of $604,459 and $0, respectively	106,253,772	0
Acquired intangible lease assets, less accumulated amortization of $341,203 and $0, respectively	19,075,473	0
Total investment in real estate assets, net	159,105,020	0
Cash and cash equivalents	12,022,794	200,000
Restricted cash	1,247,370	0
Rents and tenant receivables	250,758	0
Prepaid expenses and other assets	457,788	0
Deferred financing costs, less accumulated amortization of $225,701 and $0, respectively	2,651,753	0
Total assets	175,735,483	200,000
LIABILITIES & STOCKHOLDERS' EQUITY
Credit facility	39,000,000	0
Accounts payable and accrued expenses	751,009	0
Escrowed investor proceeds	1,247,370	0
Due to affiliates	99,299	0
Acquired below market lease intangibles, less accumulated amortization of $42,777 and $0, respectively	2,965,355	0
Distributions payable	691,081	0
Bond obligations, deferred rental income and other liabilities	765,553	0
Total liabilities	45,519,667	0
Commitments and contingencies
Redeemable common stock	538,823	0
STOCKHOLDERS' EQUITY
Preferred stock, $0.01 par value, 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.01 par value; 490,000,000 shares authorized, 15,375,050 and 20,000 shares issued and outstanding	153,751	200
Capital in excess of par value	136,190,623	199,800
Accumulated distribution in excess of earnings	(6,667,381)	0
Total stockholders' equity	129,676,993	200,000
Total liabilities and stockholders' equity	$ 175,735,483	$ 200,000